Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.8%
	Aerospace/Defense—1.6%
$2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 2,708,796
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	952,282
1,150,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,137,722
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	600,776
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	670,980
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,199,929
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	848,851
	TOTAL	8,119,336
	Airlines—0.1%
700,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	687,617
	Automotive—6.3%
250,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	252,871
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,629,429
125,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	100,288
550,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	441,768
3,025,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,274,522
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,892,657
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,387,964
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	798,496
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,130,849
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,125,645
1,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,466,422
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,420,697
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	891,588
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,083,049
1,300,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,208,514
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,228,059
412,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	408,589
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,725,359
2,475,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,878,216
1,600,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	1,446,539
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	376,993
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	403,292
	TOTAL	31,571,806
	Building Materials—4.0%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	170,492
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,416,002
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,061,598
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	444,666
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,723,984
2,950,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,374,484
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,411,727
650,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	507,715
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	483,732
2,650,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	2,179,167

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,775,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 1,471,821
1,475,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,153,724
275,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	232,485
275,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	252,582
2,325,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,184,881
1,700,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,472,026
1,275,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,203,224
		TOTAL	19,744,310
		Cable Satellite—7.8%
325,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	318,650
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	922,282
1,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,462,763
1,375,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,050,891
1,200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,013,482
450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	361,001
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,729,089
2,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,551,072
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	342,299
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	835,419
1,250,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	535,536
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	563,687
3,750,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,064,829
1,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	783,743
275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	216,854
1,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,031,882
950,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	837,846
725,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	527,220
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	384,374
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	761,888
2,075,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	943,334
950,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	910,311
900,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	783,201
1,400,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	596,311
1,650,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,219,291
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	859,593
1,425,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,122,208
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	852,274
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,163,275
3,125,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,627,469
1,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,228,695
275,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	228,918
250,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	201,689
1,775,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,461,252
1,725,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,373,626
2,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,353,455
		TOTAL	39,219,709

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—2.2%
$ 350,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	$ 331,149
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	364,729
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	326,756
2,300,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	2,310,867
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	854,710
375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	338,295
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,971,325
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	782,954
625,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	621,094
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,263,827
1,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	748,110
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	367,837
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	768,986
	TOTAL	11,050,639
	Construction Machinery—0.7%
1,925,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,654,470
300,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2028	303,942
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	810,534
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	549,083
325,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	279,137
	TOTAL	3,597,166
	Consumer Cyclical Services—2.4%
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,797,240
4,650,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,085,147
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	503,085
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	326,311
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,713,931
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	765,044
2,828,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,648,118
	TOTAL	11,838,876
	Consumer Products—1.4%
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,276,255
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	929,182
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,244,100
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,314,313
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	360,887
	TOTAL	7,124,737
	Diversified Manufacturing—1.0%
3,425,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,360,935
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,562,743
	TOTAL	4,923,678
	Finance Companies—2.2%
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	239,476
1,975,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,636,613
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	532,779
975,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	925,275
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	681,653
2,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,774,485
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	765,617
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	320,558

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$2,050,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	$ 1,921,764
1,950,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,630,580
875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	790,099
	TOTAL	11,218,899
	Food & Beverage—1.7%
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,862,625
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,775,856
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	972,440
1,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,279,150
928,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	910,908
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,484,180
	TOTAL	8,285,159
	Gaming—3.7%
1,925,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,686,493
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	379,457
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	378,363
225,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	226,234
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	518,019
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	193,546
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,160,313
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,483,837
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,471,878
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,580,876
1,000,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	882,765
2,700,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,383,520
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	363,449
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	187,332
300,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	281,538
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,320,255
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	547,346
1,250,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	1,278,017
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	579,239
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	790,733
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	95,463
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	497,114
	TOTAL	18,285,787
	Health Care—5.7%
1,300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	1,002,846
1,450,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,129,427
800,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	682,148
2,075,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,921,178
1,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,179,438
875,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	473,419
2,150,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,211,127
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	578,456
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	181,643
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	560,910
850,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	639,215
425,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	356,263
1,050,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	977,122

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 275,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	$ 297,887
1,150,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	778,073
750,000		HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	753,786
625,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	608,436
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	553,791
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	203,632
450,000		LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	401,845
600,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	452,622
800,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	399,039
900,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	675,506
1,325,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,144,190
5,125,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,390,473
375,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	299,363
500,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	357,990
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,033,965
700,000		Tenet Healthcare Corp., 4.875%, 1/1/2026	677,754
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	741,261
350,000		Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	338,592
350,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	350,091
401,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	401,000
2,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	2,087,271
875,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	862,713
		TOTAL	28,702,472
		Health Insurance—0.3%
575,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	494,575
1,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	928,300
		TOTAL	1,422,875
		Independent Energy—4.4%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	897,371
123,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	125,287
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	373,598
1,100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,055,688
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	483,636
725,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	666,593
400,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	371,381
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	523,009
1,275,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	24,703
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	165,056
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	221,859
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	187,876
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,750,410
250,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	234,688
2,225,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,182,502
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	420,098
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	976,121
450,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	457,767
625,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	652,131
950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,095,640
200,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	200,080
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,097,635

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	$ 354,695
1,425,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,387,978
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	482,743
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	677,800
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	316,702
525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	483,011
675,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	649,735
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	966,940
600,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	519,745
300,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	276,066
725,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	756,596
1,075,000		Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,008,484
		TOTAL	22,043,624
		Industrial - Other—1.8%
2,050,000		Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,036,162
200,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	173,085
3,750,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,858,931
2,150,000		Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,852,332
975,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	855,520
1,200,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,106,415
		TOTAL	8,882,445
		Insurance - P&C—6.9%
2,750,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,457,957
2,487,700		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	2,253,062
2,000,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,732,627
2,725,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,690,769
4,900,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,245,108
825,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	803,797
3,375,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,031,681
6,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,040,461
975,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	973,925
1,275,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,280,151
625,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	603,354
5,425,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,504,441
4,075,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	4,024,067
		TOTAL	34,641,400
		Leisure—0.5%
1,800,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,615,572
1,000,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	962,150
		TOTAL	2,577,722
		Lodging—0.3%
950,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	786,373
200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	197,480
525,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	488,623
		TOTAL	1,472,476
		Media Entertainment—5.7%
2,025,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	58,077
1,350,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	35,876
509,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	372,155
475,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	21,145

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,525,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	$ 31,508
1,375,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	876,238
750,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	486,837
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	1,807,574
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	111,173
325,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	228,678
3,964,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,241,832
675,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	625,131
350,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	292,628
700,000		Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	571,008
1,625,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,381,388
550,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	502,717
350,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	329,631
3,300,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,836,189
1,100,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	929,499
2,425,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,227,908
675,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	605,570
1,075,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	921,909
750,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	524,291
625,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	482,013
1,375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,129,158
1,725,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,002,282
1,050,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	917,438
1,450,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,245,187
3,950,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,562,977
1,000,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	840,896
850,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	791,122
1,500,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,351,665
		TOTAL	28,341,700
		Metals & Mining—0.6%
900,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	801,002
725,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	685,670
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,413,089
		TOTAL	2,899,761
		Midstream—6.1%
1,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,156,423
1,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,257,113
1,525,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,403,950
1,950,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,871,129
1,700,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,623,727
575,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	583,543
1,250,000		Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,101,423
550,000		Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	504,170
750,000		Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	704,630
1,000,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	829,297
500,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	491,345
725,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	610,696
875,000		EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	765,994
1,025,000		EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	881,300
2,250,000		EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,201,277

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 600,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	$ 563,388
1,475,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,207,097
248,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	245,594
225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	226,642
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	433,823
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	544,408
750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	703,253
1,125,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,037,836
300,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	296,471
1,175,000	Oasis Midstream Partners Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	1,182,549
475,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	461,187
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	863,595
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	554,661
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	970,855
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	361,941
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	251,118
1,375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,323,197
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	675,967
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	776,659
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	169,035
2,050,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,665,027
	TOTAL	30,500,320
	Oil Field Services—2.0%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,346,879
2,675,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,559,727
700,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	638,421
825,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	710,370
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	164,605
725,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	650,030
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	591,405
75,000	Transocean Titan Financial Ltd., 144A, 8.375%, 2/1/2028	76,032
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,898,782
1,525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,452,235
	TOTAL	10,088,486
	Packaging—4.9%
2,818,920	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,194,191
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,217,640
3,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,606,125
1,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,513,234
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	723,953
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	350,945
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	358,421
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	962,910
1,325,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	1,314,704
1,300,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	1,187,725
5,525,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	4,784,694
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	389,696
575,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	520,386
400,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	403,880
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,218,573

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	$ 356,563
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	673,554
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	297,554
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	452,059
3,350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,158,043
	TOTAL	24,684,850
	Paper—0.0%
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	110,006
	Pharmaceuticals—1.6%
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	440,262
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	130,204
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	77,591
1,850,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	806,781
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	458,101
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	268,055
1,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	490,572
1,825,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	960,014
2,475,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,096,288
1,050,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	941,724
176,337	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 10.000%, 6/15/2029	63,762
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	289,691
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,125,948
	TOTAL	8,148,993
	Restaurant—1.7%
6,150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,285,824
300,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	275,855
1,375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,251,890
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	829,866
650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	611,482
	TOTAL	8,254,917
	Retailers—0.7%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	579,978
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,037,334
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	322,096
975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	687,322
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	362,789
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	316,562
	TOTAL	3,306,081
	Supermarkets—0.7%
2,625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,286,882
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	440,212
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	547,118
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	385,898
	TOTAL	3,660,110
	Technology—9.9%
525,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	459,934
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	606,656
1,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,586,195
1,250,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,233,169
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,346,441

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,025,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	$ 702,479
1,350,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,322,579
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	237,889
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,504,999
1,125,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	957,313
1,550,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,380,407
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	956,576
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,178,061
1,025,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	894,354
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,602,066
1,450,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,398,270
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	216,051
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	263,523
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	377,115
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,289,366
1,075,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	919,599
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	573,622
2,450,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,398,280
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,852,044
5,075,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,184,754
1,600,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,408,813
1,525,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,335,843
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	427,511
325,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	323,659
575,000	Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	588,423
350,000	Open Text Corp. - OLD, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	306,848
250,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	212,019
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	841,991
1,800,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,593,607
1,725,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	688,173
2,625,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	675,237
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,183,783
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	466,233
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	76,765
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	410,138
1,858,500	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,029,976
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	178,401
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	424,822
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	435,019
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	275,950
1,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,576,471
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	356,628
800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	678,927
1,425,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	1,067,207
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	231,886
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	527,538
	TOTAL	49,763,610
	Transportation Services—0.5%
1,100,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,075,030

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—continued
$1,575,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	$ 1,511,353
		TOTAL	2,586,383
		Utility - Electric—2.1%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	637,632
232,000		Calpine Corp., 144A, 5.250%, 6/1/2026	225,188
300,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	244,906
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	381,042
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	363,736
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	627,862
2,400,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	1,903,224
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	98,666
1,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	952,163
475,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	452,299
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,011,229
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,244,056
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	416,540
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	364,750
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,323,904
		TOTAL	10,247,197
		Wireless Communications—0.3%
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,390,363
		TOTAL CORPORATE BONDS (IDENTIFIED COST $534,460,798)	459,393,510
		COMMON STOCKS—3.7%
		Advertising—0.1%
12,915		Red Rock Resorts, Inc.	588,795
		Agricultural Chemicals—0.2%
27,720		Koppers Holdings, Inc.	802,771
		Auto Components—0.1%
49,653	[3]	American Axle & Manufacturing Holdings, Inc.	335,158
2,785		Lear Corp.	341,608
		TOTAL	676,766
		Cable Satellite—0.0%
2,171	[2,3]	Intelsat Jackson Holdings S.A.	10,855
		Commercial Services & Supplies—0.1%
10,415		Brinks Co. (The)	692,910
		Communications Equipment—0.1%
12,545	[3]	Lumentum Holdings, Inc.	663,630
		Containers & Packaging—0.3%
125,695		Ardagh Metal Packaging	453,759
39,861		Graphic Packaging Holding Co.	952,678
10,354		WestRock Co.	290,015
		TOTAL	1,696,452
		Electric Utilities—0.1%
20,025		NRG Energy, Inc.	676,645
		Food & Staples Retailing—0.1%
17,465	[3]	US Foods Holding Corp.	694,758
		Gas Pipeline—0.2%
50,846		Suburban Propane Partners LP	776,418

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Hotels Restaurants & Leisure—0.3%
8,955		Boyd Gaming Corp.	$ 570,702
17,245	[3]	Caesars Entertainment Corp.	707,218
		TOTAL	1,277,920
		Independent Energy—0.0%
833	[2,3]	Ultra Resources, Inc.	0
		Independent Power Producers & Energy Traders—0.2%
32,445		Vistra Corp.	777,707
		Media—0.4%
84,131	[3]	Cumulus Media, Inc.	270,902
196,275	[3]	Stagwell, Inc.	1,216,905
58,535		Townsquare Media, Inc., Class A	564,277
		TOTAL	2,052,084
		Media Entertainment—0.1%
107,134	[3]	iHeartMedia, Inc.	253,908
		Metal Containers—0.2%
51,010	[3]	O-I Glass, Inc.	1,056,927
		Oil Field Services—0.4%
26,048	[2,3]	Superior Energy Services, Inc.	1,784,288
		Oil Gas & Consumable Fuels—0.2%
8,348		Devon Energy Corp.	384,843
2,294		Pioneer Natural Resources, Inc.	457,515
		TOTAL	842,358
		Personal Products—0.2%
22,110		Energizer Holdings, Inc.	720,786
		Pharmaceuticals—0.0%
24,788	[3]	Mallinckrodt PLC	68,167
		Professional Services—0.1%
7,155		Science Applications International Corp.	696,396
		Technology Hardware Storage & Peripherals—0.1%
13,995		Dell Technologies, Inc.	627,116
		Trading Companies & Distributors—0.2%
12,030	[3]	GMS, Inc.	761,860
		Utility - Electric—0.0%
18,140	[3]	Enviva, Inc.	159,269
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,047,035)	18,358,786
		INVESTMENT COMPANIES—3.3%
976,126		Bank Loan Core Fund	8,384,920
8,317,910		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[4]	8,316,247
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,950,154)	16,701,167
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $576,457,987)	494,453,463
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	6,170,512
		TOTAL NET ASSETS—100%	$500,623,975

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$11,919,245	$12,279,581	$24,198,826
Purchases at Cost	$222,236	$44,202,811	$44,425,047
Proceeds from Sales	$(3,500,000)	$(48,163,895)	$(51,663,895)
Change in Unrealized Appreciation/Depreciation	$(29,585)	$(1,416)	$(31,001)
Net Realized Gain/(Loss)	$(226,976)	$(834)	$(227,810)
Value as of 5/31/2023	$8,384,920	$8,316,247	$16,701,167
Shares Held as of 5/31/2023	976,126	8,317,910	9,294,036
Dividend Income	$1,663	$163,245	$164,908

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$459,393,510	$0	$459,393,510
Equity Securities:
Common Stocks
Domestic	16,495,476	—	1,784,288	18,279,764
International	68,167	—	10,855	79,022
Investment Companies	16,701,167	—	—	16,701,167
TOTAL SECURITIES	$33,264,810	$459,393,510	$1,795,143	$494,453,463

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind